Non-financial Assets and Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Lease Liabilities [Abstract]
Current	$ 3,186	$ 2,765
Non-current	7,085	8,485
Lease liabilities included in the balance sheet	$ 10,271	$ 11,250